1(212) 318-6054

vadimavdeychik@paulhastings.com

April 5, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Gabelli ETFs Trust (the “Trust”)
Post-Effective Amendment No. 1 to the Registration Statement
on Form N-1A under the Securities Act of 1933 (333-238109; 811-23568)

Ladies and Gentlemen:

On behalf of the Trust, we hereby transmit for filing under the Securities Act of 1933 and the Investment Company Act of 1940 one copy of Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A. We transmit this filing on behalf of the Trust for purposes of changing the name, investment strategy, risk factors and other related disclosures for Gabelli Asset ETF, a series of the Trust.

It is proposed that this filing will become effective 60 days after filing, pursuant to paragraph (a) of Rule 485 of the Securities Act of 1933.

Should you have any questions or comments regarding the filing, please do not hesitate to contact the undersigned at the number above.

Sincerely,

/s/ Vadim Avdeychik
Vadim Avdeychik for PAUL HASTINGS LLP